LEASE (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Components of Lease Cost

	December 31,
	2021	2020
Lease cost:
Fixed cost and variable payments	$27,124	$21,104
Short-term lease cost	1,619	1,854

Total operating lease cost	$28,743	$22,958

Schedule of Supplemental Cash Flow Information
	December 31,
	2021	2020

Cash paid for amounts included in the measurement of lease liabilities:

Operating cash flows from operating leases	$(26,688)	$(19,061)

Weighted average remaining operating lease term	6.12	6.57
Weighted average discount rate operating lease	2.4%	4.1%

Schedule of Future Minimum Lease Payments of Operating Lease Liabilities
Fiscal Years Ending December 31,	Operating Leases
2022	$29,202
2023	22,418
2024	16,321
2025	14,954
2026	12,929
After 2026	41,646

Total undiscounted lease payments	$137,470

Less:
Imputed interest	26,505

Present value of lease liabilities	$110,965